Supplement to the
Fidelity® Independence Fund
Class K
January 29, 2016
As Revised October 7, 2016
Summary Prospectus

Robert Bertelson no longer serves as portfolio manager of the fund. Jeffrey Feingold serves as portfolio manager of the fund.

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Jeffrey Feingold (portfolio manager) has managed the fund since September 2016.

Effective December 12, 2016, the following information replaces similar information in the "Fund Summary" section under the heading "Purchase and Sale of Shares".

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services or that already hold shares of the fund. Plan participants may purchase shares only if shares are eligible for sale and available through their plan.

FRE-K-SUM-17-01 1.9880465.101	January 20, 2017

Supplement to the
Fidelity® Independence Fund
January 29, 2016
As Revised October 7, 2016
Summary Prospectus

Robert Bertelson no longer serves as portfolio manager of the fund. Jeffrey Feingold serves as portfolio manager of the fund.

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Jeffrey Feingold (portfolio manager) has managed the fund since September 2016.

FRE-SUM-17-01 1.9881242.100	January 20, 2017